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                HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
            NATIONS OUTLOOK VARIABLE ANNUITY (SERIES II, IIR AND III)
          HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
                WELLS FARGO LEADERS OUTLOOK (SERIES I, IR AND II)
                         HARTFORD LEADERS SELECT OUTLOOK

                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101954

   SUPPLEMENT DATED NOVEMBER 14, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED NOVEMBER 14, 2005 TO YOUR PROSPECTUS

The following corrects the disclosure in the Highlights Section of your prospectus:

Section I.(b) ("Initial Investment") is revised to reflect that the minimum initial investment is $10,000.

Section I.(c) ("Is the Fixed Accumulation Feature Available?") is revised to reflect that the Fixed Accumulation Feature is currently not available.

The following corrects the disclosure in the Section 7 ("State Variations") section of your prospectus:

     - ALABAMA -- We will accept subsequent Premium Payments only during the first three Contract Years.

     - OREGON -- We will accept subsequent Premium Payments only during the first six Contract Years. Oregon Contract Owners may only sign up for DCA Plus Programs that are six months or longer. You may not choose a fixed dollar amount Annuity Payout.

     -    PENNSYLVANIA -- You may not choose a fixed dollar amount Annuity
          Payout.

     - MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitants 66th birthday or the sixth Contract Anniversary, whichever is later.

     - NEW YORK -- We will not recalculate The Hartford's Principal First or The Hartford's Principal First Preferred Benefit Amount if you change the ownership or assign your Contract to someone other than your spouse. The minimum Contract Value must be $1,000 after a Surrender. The minimum monthly Annuity Payout is $20.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5319